Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Recognized rental income	¥ 1,878	¥ 2,732	¥ 2,292
Right-of-use asset for operating leases	¥ 185,085	¥ 170,782